Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Appalachian Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Transmission Agreement
	Years Ended December 31,
Company	2012	2011
	(in thousands)
APCo	$20,264	$4,608
I&M	5,689	1,538
OPCo	6,090	17,186

Original Transmission Agreement
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$(16,079)
I&M	(25,188)
OPCo	49,281

Coal Transloading
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$942	$31	$-
I&M	32,639	21,852	17,208

Railcar Maintenance
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

Barging, Urea Transloading and Other Services
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$19,961	$15,460	$12,548
APCo	34,725	27,455	28,241
KPCo	74	122	133
OPCo	39,956	36,980	44,160
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	20,917	25,356	20,729

Central Machine Shop
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement
December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

Ownership and Investment in OVEC
	December 31, 2012
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$98,417	$114,311	$105,307
I&M	49,239	57,192	52,687
OPCo	125,013	145,207	133,776

Purchases from OVEC under Interconnection Agreement
Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

Indiana Michigan Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Transmission Agreement
	Years Ended December 31,
Company	2012	2011
	(in thousands)
APCo	$20,264	$4,608
I&M	5,689	1,538
OPCo	6,090	17,186

Original Transmission Agreement
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$(16,079)
I&M	(25,188)
OPCo	49,281

Coal Transloading
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$942	$31	$-
I&M	32,639	21,852	17,208

Railcar Maintenance
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

Barging, Urea Transloading and Other Services
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$19,961	$15,460	$12,548
APCo	34,725	27,455	28,241
KPCo	74	122	133
OPCo	39,956	36,980	44,160
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	20,917	25,356	20,729

Central Machine Shop
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement
December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

Ownership and Investment in OVEC
	December 31, 2012
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$98,417	$114,311	$105,307
I&M	49,239	57,192	52,687
OPCo	125,013	145,207	133,776

Purchases from OVEC under Interconnection Agreement
Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

Ohio Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Transmission Agreement
	Years Ended December 31,
Company	2012	2011
	(in thousands)
APCo	$20,264	$4,608
I&M	5,689	1,538
OPCo	6,090	17,186

Original Transmission Agreement
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$(16,079)
I&M	(25,188)
OPCo	49,281

Coal Transloading
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$942	$31	$-
I&M	32,639	21,852	17,208

Railcar Maintenance
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

Barging, Urea Transloading and Other Services
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$19,961	$15,460	$12,548
APCo	34,725	27,455	28,241
KPCo	74	122	133
OPCo	39,956	36,980	44,160
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	20,917	25,356	20,729

Central Machine Shop
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement
December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

Ownership and Investment in OVEC
	December 31, 2012
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$98,417	$114,311	$105,307
I&M	49,239	57,192	52,687
OPCo	125,013	145,207	133,776

Purchases from OVEC under Interconnection Agreement
Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

	Year Ended December 31, 2010
	Reported in	Reported in
Company	Revenues	Expenses

	(in thousands)
APCo	$6,631	$3,635
I&M	3,721	1,980
OPCo	7,937	4,231

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

Public Service Co of Oklahoma [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Transmission Coordination Agreement
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
PSO	$12,300	$9,000	$10,600
SWEPCo	(12,300)	(9,000)	(10,500)

Railcar Maintenance
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

Central Machine Shop
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement
December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612

Southwestern Electric Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Natural Gas Contracts with AEPES	-	-	-	-	-
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Sales under Interconnection Agreement	$158,873	$327,992	$839,441	$-	$-
Direct Sales to East Affiliates	123,832	-	115,406	1,210	1,248
Direct Sales to West Affiliates	3,471	1,931	4,125	19,629	39,851
Direct Sales to AEPEP	-	-	-	-	(286)
Direct Sales to Transmission Companies	44	1,848	236	30	1
Natural Gas Contracts with AEPES	(2,171)	(1,087)	(2,330)	2	3
Other Revenues	32,158	267	34,407	2,657	11,053
Total Affiliated Revenues	$316,207	$330,951	$991,285	$23,528	$51,870

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2010
Purchases under Interconnection Agreement	$916,791	$91,129	$268,964	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,162	4,078
Direct Purchases from West Affiliates	825	466	996	39,851	19,629
Direct Purchases from AEGCo	-	235,740	113,801	-	-
Gas Purchases from AEPES	-	-	2,857	-	-
Total Affiliated Purchases	$917,616	$327,335	$386,618	$46,013	$23,707

Transmission Coordination Agreement
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
PSO	$12,300	$9,000	$10,600
SWEPCo	(12,300)	(9,000)	(10,500)

Railcar Maintenance
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$88	$9	$7
I&M	3,343	3,012	1,870
PSO	281	542	522
SWEPCo	2,102	2,348	1,044

Central Machine Shop
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
AEGCo	$80	$102	$180
I&M	1,280	2,157	2,112
KPCo	277	298	368
OPCo	3,838	3,684	3,665
PSO	1,198	53	412
SWEPCo	145	946	560

Affiliate Coal Purchases
Year Ended
Company	December 31, 2010
(in thousands)
APCo	$2,830
I&M	1,383
KPCo	837
PSO	796
SWEPCo	1,526

Affiliate Railcar Agreement
December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

December 31, 2011
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$-	$1,373	$-	$-
I&M	91	-	1,190	80	787
KPCo	289	-	355	-	-
OPCo	840	170	-	8	66
PSO	289	842	234	-	382
SWEPCo	12	2,662	605	91	-

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,643	$3,978	$2,004
I&M	3,296	441	1,842
OPCo	4,163	12,113	8,919
PSO	1,782	442	2,156
SWEPCo	1,731	650	5,233

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$2,522	$2,312	$4,732
I&M	285	3,678	4,117
OPCo	10,608	3,045	1,652
PSO	1,867	475	5,146
SWEPCo	7,266	2,993	2,612